Summary of Change in Fair Value of Level Three Assets (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Indemnification assets:
Unrealized gain (loss) recognized in other expenses	$ (3,000)	$ (41,000)	$ (19,000)	$ 200,000	$ (1,000,000)	$ 300,000
Long-term portion of certain indemnification asset
Indemnification assets:
Beginning balance	5,558,000	6,580,000	6,099,000	7,464,000	7,464,000	14,836,000
Payments received	(1,021,000)	(419,000)	(1,578,000)	(1,128,000)	(2,331,000)	(7,080,000)
Unrealized gain (loss) recognized in other expenses	3,000	(41,000)	19,000	(216,000)	966,000	(292,000)
Ending balance	4,540,000	6,120,000	4,540,000	6,120,000	6,099,000	7,464,000
Derivative Financial Instruments, Assets
Indemnification assets:
Beginning balance						4,960,000
Net settlement of derivative						(3,561,000)
Realized loss on derivative						(1,399,000)
Ending balance